16. REVENUES	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
REVENUES
16.	REVENUES

For each of the identified periods, revenues can be categorized into the following:

	For the year ended December 31,
	2018	2017
Product Sales	$6,144,251	$1,401,103
Maintenance Fees	7,576	7,114
Professional Services	10,575	3,825
Total Revenues	$6,162,402	$1,412,042

At December 31, 2018 and December 31, 2017, deferred revenue amounted to $835,785 and $77,514 respectively. At December 31, 2018, the Company has received an initial deposit to plan and manufacture two Solar Tree® units, and a deposit for two of our new HP EVARC units, in addition to deposits for multi-year maintenance plans for previously sold products. As of December 31, 2018, deferred revenue associated with product deposits are $791,913 and the delivery of such products are expected within the following six months, while deferred maintenance fees amounted to $43,872 and pertain to services to be provided through the second quarter of 2022.